Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	25,492	1,562	42,624	43,510
Operating loss	(25,492)	(1,562)	(42,624)	(43,510)
Other Income	2,000		2,000
Interest expense	(1,394)		(2,317)	(714)
Loss before income taxes	(24,886)	(1,562)	(42,941)	(44,224)
Provision for income taxes
Net loss	$ (24,886)	$ (1,562)	$ (42,941)	$ (44,224)
Net loss per share - basic and diluted	$ 0	$ 0	$ (0.01)	$ 0.00
Weighted average number of shares - basic and diluted	6,255,500	20,000,000	6,255,500	11,377,913